Use of Special Purpose Entities - VIE Securitized Debt Obligations (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Variable interest entities
Number of securitization transactions | item	7
Loans, held-for-investment	$ 1,467,322	$ 1,560,938
Real estate acquired in settlement of loans	10,009	13,481
VIEs
Variable interest entities
Loans, held-for-investment	543,857	633,720
Real estate acquired in settlement of loans	3,734	5,257
Current Principal Balance	382,855	471,771
Securitized debt obligations of consolidated VIEs	$ 374,816	$ 461,522
Weighted Average Rate	3.70%	3.40%
Waterfall Victoria Mortgage Trust 2011-SBC2
Variable interest entities
Current Principal Balance	$ 25,307	$ 28,651
Securitized debt obligations of consolidated VIEs	$ 25,307	$ 28,651
Weighted Average Rate	5.20%	5.20%
Sutherland Commercial Mortgage Loans 2015-SBC4
Variable interest entities
Current Principal Balance	$ 44,795	$ 75,470
Securitized debt obligations of consolidated VIEs	$ 43,569	$ 73,656
Weighted Average Rate	4.00%	4.00%
ReadyCap Commercial Mortgage Trust 2014-1
Variable interest entities
Current Principal Balance	$ 93,725	$ 112,368
Securitized debt obligations of consolidated VIEs	$ 93,083	$ 110,945
Weighted Average Rate	3.40%	3.30%
ReadyCap Commercial Mortgage Trust 2015-1
Variable interest entities
Current Principal Balance	$ 156,150	$ 164,701
Securitized debt obligations of consolidated VIEs	$ 150,493	$ 158,345
Weighted Average Rate	4.10%	4.10%
ReadyCap Lending Small Business Trust 2015-1
Variable interest entities
Current Principal Balance	$ 62,878	$ 90,581
Securitized debt obligations of consolidated VIEs	$ 62,364	$ 89,925
Weighted Average Rate	2.10%	1.70%
Sutherland
Variable interest entities
Loans, held-for-investment	$ 923,465	$ 927,218
Real estate acquired in settlement of loans	$ 6,275	$ 8,224